Consolidated Cash Flow Statement - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Activities
Net income		$ 2,578	$ 1,764	$ 1,961
NA		781	753	754
Asset impairments		114	676	0
Gain on previously held equity investment in Thinx		0	0	(85)
Stock-based compensation		131	169	150
Deferred income taxes		(38)	(322)	(57)
Net (gains) losses on asset and business dispositions		(448)	(75)	15
Equity companies' earnings (in excess of) less than dividends paid		(62)	(59)	6
Operating working capital		178	582	(17)
Postretirement benefits		3	24	(4)
Other		(3)	30	10
Cash Provided by Operations		3,234	3,542	2,733
Investing Activities
Capital spending		(721)	(766)	(876)
Acquisition of business, net of cash acquired		0	0	(46)
Proceeds from asset and business dispositions		651	245	12
Investments in time deposits		(605)	(720)	(658)
Maturities of time deposits		562	815	797
Other		13	8	(14)
Cash Used for Investing		(100)	(418)	(785)
Financing Activities
Change in short-term debt		1	(371)	261
Payments of Ordinary Dividends		1,628	1,588	1,558
Debt proceeds		0	363	0
Debt repayments		(554)	(475)	(312)
Proceeds from exercise of stock options		136	97	94
Repurchases of common stock		(1,000)	(225)	(100)
Cash paid for redemption of common securities of Thinx		0	(95)	0
Other		(86)	(45)	(47)
Cash Used for Financing		(3,166)	(2,374)	(1,760)
Cash dividends paid to noncontrolling interests		(35)	(35)	(98)
Cash, Cash Equivalent, Restricted Cash, and Restricted Cash Equivalent, Period Increase (Decrease), Including Exchange Rate Effect and Discontinued Operation [Abstract]
Effect of Exchange Rate Changes on Cash and Cash Equivalents		(40)	(84)	(31)
Change in Cash and Cash Equivalents		(72)	666	157
Cash, Cash Equivalent, Restricted Cash, and Restricted Cash Equivalent, Continuing Operation		1,010	1,075	413	$ 253
Cash, Cash Equivalent, Restricted Cash, and Restricted Cash Equivalent, Discontinued Operation	[1]	11	18	14	17
Cash, Cash Equivalent, Restricted Cash, and Restricted Cash Equivalent, Including Discontinued Operation		$ 1,021	$ 1,093	$ 427	$ 270

[1]	(a) Included in Current assets of discontinued operations.